Commitments and Contingencies (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Contractual obligation on JV newbuilds	$ 24,124
Number of JV newbuilds owned 49%	3
Future minimum contractual charter revenues assumptions [Member]
Revenue days per annum	365
Redelivery dates	earliest redelivery dates possible
Long-term time charters (including charter agreements vessels under construction) [Member]
Time charter arrangements remaining terms period	87 months